CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Distributions in Excess of Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total Stockholders' Equity [Member]	Noncontrolling Interests [Member]
Balance, (in shares) at Dec. 31, 2015		48,457,191
Balance, at Dec. 31, 2015	$ 400,336	$ 485	$ 425,910	$ (26,061)	$ 0	$ 400,334	$ 2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		32,201,892
Issuance of common stock	314,836	$ 321	314,515			314,836	0
Issuance of common stock under the distribution reinvestment plan (in shares)		2,413,899
Issuance of common stock under the distribution reinvestment plan	22,889	$ 24	22,865			22,889	0
Vesting of restricted common stock (in shares)		4,500
Vesting of restricted common stock	58		58			58	0
Commissions on sale of common stock and related dealer manager fees	(24,546)		(24,546)			(24,546)	0
Distribution and servicing fees	(6,213)		(6,213)			(6,213)	0
Other offering costs	(5,619)		(5,619)			(5,619)	0
Repurchase of common stock (in shares)		(333,194)
Repurchase of common stock	(3,114)	$ (3)	(3,111)			(3,114)	0
Distributions declared to common stockholders	(42,336)			(42,336)		(42,336)	0
Other comprehensive income (loss)	840				840	840	0
Net income	11,297			11,297		11,297	0
Balance, (in shares) at Dec. 31, 2016		82,744,288
Balance, at Dec. 31, 2016	668,428	$ 827	723,859	(57,100)	840	668,426	2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		39,920,746
Issuance of common stock	386,091	$ 399	385,692			386,091	0
Issuance of common stock under the distribution reinvestment plan (in shares)		3,536,813
Issuance of common stock under the distribution reinvestment plan	32,264	$ 35	32,229			32,264	0
Vesting of restricted common stock (in shares)		6,750
Vesting of restricted common stock	76		76			76	0
Commissions on sale of common stock and related dealer manager fees	(22,713)		(22,713)			(22,713)	0
Distribution and servicing fees	(9,617)		(9,617)			(9,617)	0
Other offering costs	(7,480)		(7,480)			(7,480)	0
Repurchase of common stock (in shares)		(1,880,820)
Repurchase of common stock	(17,159)	$ (18)	(17,141)			(17,159)	0
Distributions declared to common stockholders	(63,488)			(63,488)		(63,488)	0
Other comprehensive income (loss)	2,870				2,870	2,870	0
Net income	$ 21,279			21,279		21,279	0
Balance, (in shares) at Dec. 31, 2017	124,327,777	124,327,777
Balance, at Dec. 31, 2017	$ 990,551	$ 1,243	1,084,905	(99,309)	3,710	990,549	2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		3,530,242
Issuance of common stock	34,096	$ 35	34,061			34,096	0
Issuance of common stock under the distribution reinvestment plan (in shares)		1,080,606
Issuance of common stock under the distribution reinvestment plan	9,920	$ 11	9,909			9,920	0
Vesting of restricted common stock (in shares)		0
Vesting of restricted common stock	22	$ 0	22			22	0
Commissions on sale of common stock and related dealer manager fees	(1,689)		(1,689)			(1,689)	0
Distribution and servicing fees	(374)		(374)			(374)	0
Other offering costs	(1,032)		(1,032)			(1,032)	0
Repurchase of common stock (in shares)		(917,212)
Repurchase of common stock	(8,420)	$ (9)	(8,411)			(8,420)	0
Distributions declared to common stockholders	(19,447)			(19,447)		(19,447)	0
Other comprehensive income (loss)	4,575				4,575	4,575	0
Net income	7,504			7,504		7,504	0
Balance, (in shares) at Mar. 31, 2018		128,021,413
Balance, at Mar. 31, 2018	$ 1,015,706	$ 1,280	1,117,391	(111,252)	8,285	1,015,704	2
Balance, (in shares) at Dec. 31, 2017	124,327,777	124,327,777
Balance, at Dec. 31, 2017	$ 990,551	$ 1,243	1,084,905	(99,309)	3,710	990,549	2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		12,376,366
Issuance of common stock	118,605	$ 124	118,481			118,605	0
Issuance of common stock under the distribution reinvestment plan (in shares)		4,453,653
Issuance of common stock under the distribution reinvestment plan	40,938	$ 44	40,894			40,938	0
Vesting of restricted common stock (in shares)		9,000
Vesting of restricted common stock	90		90			90	0
Commissions on sale of common stock and related dealer manager fees	(4,836)		(4,836)			(4,836)	0
Distribution and servicing fees	(368)		(368)			(368)	0
Other offering costs	(3,643)		(3,643)			(3,643)	0
Repurchase of common stock (in shares)		(4,700,554)
Repurchase of common stock	(43,230)	$ (47)	(43,183)			(43,230)	0
Distributions declared to common stockholders	(81,985)			(81,985)		(81,985)	0
Other comprehensive income (loss)	2,390				2,390	2,390	0
Net income	$ 28,873			28,873		28,873	0
Balance, (in shares) at Dec. 31, 2018	136,466,242	136,466,242
Balance, at Dec. 31, 2018	$ 1,047,385	$ 1,364	1,192,340	(152,421)	6,100	1,047,383	2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change	0			(103)	103	0	0
Issuance of common stock under the distribution reinvestment plan (in shares)		1,122,412
Issuance of common stock under the distribution reinvestment plan	10,385	$ 12	10,373			10,385	0
Vesting of restricted common stock (in shares)		0
Vesting of restricted common stock	23	$ 0	23			23	0
Distribution and servicing fees	52		52			52	0
Other offering costs	(5)		(5)			(5)	0
Repurchase of common stock (in shares)		(1,160,279)
Repurchase of common stock	(10,733)	$ (12)	(10,721)			(10,733)	0
Distributions declared to common stockholders	(21,196)			(21,196)		(21,196)	0
Other comprehensive income (loss)	(3,611)				(3,611)	(3,611)	0
Net income	$ 4,361			4,361		4,361	0
Balance, (in shares) at Mar. 31, 2019	136,428,375	136,428,375
Balance, at Mar. 31, 2019	$ 1,026,661	$ 1,364	$ 1,192,062	$ (169,359)	$ 2,592	$ 1,026,659	$ 2